UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File  Number:  811-22107


Name of Registrant:SEI STRUCTURED CREDIT FUND, LP


Address of Principal Executive Offices:
            One Freedom Valley Drive
            Oaks, Pennsylvania 19456

Name and address of agent of service:
            Timothy D. Barto, Esquire
	       SEI Structured Credit Fund, LP
            SEI Investments Company
            One Freedom Valley Drive
            Oaks, Pennsylvania 19456
CC:
            Timothy W. Levin, Esquire
            Morgan, Lewis & Brockius LLP
            1701 Market Street
            Philadelphia, Pennsylvania 19103

Registrant's telephone number including area code:1-800-342-5734

Date of fiscal year end: Dec 31

Date of reporting period: 07/01/2018    -   06/30/2019

Registrant Name: SEI STRUCTURED CREDIT FUND, LP
Fund Name: SEI Structured Credit Fund, LP
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Pursuant to the requirements of the Investment Company Act of 1940,the registrant has duly caused this report to be signed on its behalf by the undersigned,thereunto duly authorised.


Registrant:	        SEI STRUCTURED CREDIT FUND, LP

By:     	             /s/Robert A. Nesher
                       --------------------
Name:                  Robert A. Nesher
Title:                 President
Date:                  August 28, 2019